Financial risk management (Details) - Schedule of possible scenarios of loans and receivables R$ in Thousands	Jun. 30, 2021 BRL (R$)	[1]
Total cash, cash equivalents [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 1,043,103
Consolidated Balance, Notional/Position	6,348
Scenario I - Probable, Balance (R$)	(29,853)
Scenario I - Probable, Decrease Balance (R$)	(25,919)
Scenario II - Remote, Decrease Balance (R$)	(51,842)
Scenario III - Possible, Increase Balance (R$)	25,919
Scenario IV - Remote, Increase Balance (R$)	51,842
Total financing [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	(412,682)	[2]
Consolidated Balance, Notional/Position	(513)	[2]
Scenario I - Probable, Balance (R$)	(11,471)	[2]
Scenario I - Probable, Decrease Balance (R$)	10,403	[2]
Scenario II - Remote, Decrease Balance (R$)	20,695	[2]
Scenario III - Possible, Increase Balance (R$)	(10,403)	[2]
Scenario IV - Remote, Increase Balance (R$)	(20,695)	[2]
Total receivables from farms [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	366,806	[2]
Consolidated Balance, Notional/Position	2,811,602	[2]
Scenario I - Probable, Balance (R$)		[2]
Scenario I - Probable, Decrease Balance (R$)	(91,703)	[2]
Scenario II - Remote, Decrease Balance (R$)	(183,405)	[2]
Scenario III - Possible, Increase Balance (R$)	91,703	[2]
Scenario IV - Remote, Increase Balance (R$)	183,405	[2]
Total derivatives [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	(14,001)	[3]
Scenario I - Probable, Balance (R$)	(23,084)	[3]
Scenario I - Probable, Decrease Balance (R$)	158,221	[3]
Scenario II - Remote, Decrease Balance (R$)	332,661	[3]
Scenario III - Possible, Increase Balance (R$)	(144,341)	[3]
Scenario IV - Remote, Increase Balance (R$)	(290,839)	[3]
Total related parties [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	(6,154)
Consolidated Balance, Notional/Position	(1,230)
Scenario I - Probable, Balance (R$)	(454)
Scenario I - Probable, Decrease Balance (R$)	1,651
Scenario II - Remote, Decrease Balance (R$)	3,304
Scenario III - Possible, Increase Balance (R$)	(1,651)
Scenario IV - Remote, Increase Balance (R$)	(3,304)
Total Acquisitions payable [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	(14,632)
Consolidated Balance, Notional/Position	108,000
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Decrease Balance (R$)	3,658
Scenario II - Remote, Decrease Balance (R$)	7,316
Scenario III - Possible, Increase Balance (R$)	(3,658)
Scenario IV - Remote, Increase Balance (R$)	(7,316)
CDI [Member] | Short-term investments [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	1,000,892
Consolidated Balance, Notional/Position
Consolidated, Rate	4.15%
Scenario I - Probable, Balance (R$)	R$ (27,224)
Scenario I - Probable, Rate	6.87%
Scenario I - Probable, Decrease Balance (R$)	R$ (17,214)
Scenario I - Probable, -25% Rate	5.15%
Scenario II - Remote, Decrease Balance (R$)	R$ (34,431)
Scenario II - Remote, -50% Rate	3.44%
Scenario III - Possible, Increase Balance (R$)	R$ 17,214
Scenario III - Possible, 25% Rate	8.59%
Scenario IV - Remote, Increase Balance (R$)	R$ 34,431
Scenario IV - Remote, 50% Rate	10.31%
CDI [Member] | Marketable securities [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 10,455
Consolidated Balance, Notional/Position
Consolidated, Rate	4.15%
Scenario I - Probable, Balance (R$)	R$ (284)
Scenario I - Probable, Rate	6.87%
Scenario I - Probable, Decrease Balance (R$)	R$ (180)
Scenario I - Probable, -25% Rate	5.15%
Scenario II - Remote, Decrease Balance (R$)	R$ (360)
Scenario II - Remote, -50% Rate	3.44%
Scenario III - Possible, Increase Balance (R$)	R$ 180
Scenario III - Possible, 25% Rate	8.59%
Scenario IV - Remote, Increase Balance (R$)	R$ 360
Scenario IV - Remote, 50% Rate	10.31%
CDI [Member] | Debentures [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (346,327)
Consolidated Balance, Notional/Position
Consolidated, Rate	4.15%
Scenario I - Probable, Balance (R$)	R$ (9,420)
Scenario I - Probable, Rate	6.87%
Scenario I - Probable, Decrease Balance (R$)	R$ 5,992
Scenario I - Probable, -25% Rate	5.15%
Scenario II - Remote, Decrease Balance (R$)	R$ 11,879
Scenario II - Remote, -50% Rate	3.44%
Scenario III - Possible, Increase Balance (R$)	R$ (5,992)
Scenario III - Possible, 25% Rate	8.59%
Scenario IV - Remote, Increase Balance (R$)	R$ (11,879)
Scenario IV - Remote, 50% Rate	10.31%
CDI [Member] | Agricultural costs [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (40,561)
Consolidated Balance, Notional/Position
Consolidated, Rate	4.15%
Scenario I - Probable, Balance (R$)	R$ (1,103)
Scenario I - Probable, Rate	6.87%
Scenario I - Probable, Decrease Balance (R$)	R$ 698
Scenario I - Probable, -25% Rate	5.15%
Scenario II - Remote, Decrease Balance (R$)	R$ 1,395
Scenario II - Remote, -50% Rate	3.44%
Scenario III - Possible, Increase Balance (R$)	R$ (698)
Scenario III - Possible, 25% Rate	8.59%
Scenario IV - Remote, Increase Balance (R$)	R$ (1,395)
Scenario IV - Remote, 50% Rate	10.31%
CDI [Member] | Working capital [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (23,230)
Consolidated Balance, Notional/Position
Consolidated, Rate	4.61%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	4.61%
Scenario I - Probable, Decrease Balance (R$)	R$ 270
Scenario I - Probable, -25% Rate	3.46%
Scenario II - Remote, Decrease Balance (R$)	R$ 534
Scenario II - Remote, -50% Rate	2.31%
Scenario III - Possible, Increase Balance (R$)	R$ (270)
Scenario III - Possible, 25% Rate	5.76%
Scenario IV - Remote, Increase Balance (R$)	R$ (534)
Scenario IV - Remote, 50% Rate	6.92%
USD [Member] | Cash - USD [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 31,756
Consolidated Balance, Notional/Position	R$ 6,348
Consolidated, Rate	5.00%
Scenario I - Probable, Balance (R$)	R$ (2,345)
Scenario I - Probable, Rate	5.37%
Scenario I - Probable, Decrease Balance (R$)	R$ (8,525)
Scenario I - Probable, -25% Rate	4.03%
Scenario II - Remote, Decrease Balance (R$)	R$ (17,051)
Scenario II - Remote, -50% Rate	2.69%
Scenario III - Possible, Increase Balance (R$)	R$ 8,525
Scenario III - Possible, 25% Rate	6.72%
Scenario IV - Remote, Increase Balance (R$)	R$ 17,051
Scenario IV - Remote, 50% Rate	8.06%
USD [Member] | Financing in Paraguay [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (2,564)
Consolidated Balance, Notional/Position	R$ (513)
Consolidated, Rate	5.00%
Scenario I - Probable, Balance (R$)	R$ (948)
Scenario I - Probable, Rate	5.37%
Scenario I - Probable, Decrease Balance (R$)	R$ 3,443
Scenario I - Probable, -25% Rate	4.03%
Scenario II - Remote, Decrease Balance (R$)	R$ 6,887
Scenario II - Remote, -50% Rate	2.69%
Scenario III - Possible, Increase Balance (R$)	R$ (3,443)
Scenario III - Possible, 25% Rate	6.72%
Scenario IV - Remote, Increase Balance (R$)	R$ (6,887)
Scenario IV - Remote, 50% Rate	8.06%
USD [Member] | Derivative operations [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 16,593
Consolidated Balance, Notional/Position	R$ (69,313)
Consolidated, Rate
Scenario I - Probable, Balance (R$)	R$ 16,593
Scenario I - Probable, Rate
Scenario I - Probable, Decrease Balance (R$)	R$ 95,386
Scenario I - Probable, -25% Rate
Scenario II - Remote, Decrease Balance (R$)	R$ 198,102
Scenario II - Remote, -50% Rate
Scenario III - Possible, Increase Balance (R$)	R$ (104,580)
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (208,820)
Scenario IV - Remote, 50% Rate
USD [Member] | Cresca, net [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (1,467)
Consolidated Balance, Notional/Position	R$ (293)
Consolidated, Rate	5.00%
Scenario I - Probable, Balance (R$)	R$ (107)
Scenario I - Probable, Rate	5.37%
Scenario I - Probable, Decrease Balance (R$)	R$ 393
Scenario I - Probable, -25% Rate	4.03%
Scenario II - Remote, Decrease Balance (R$)	R$ 787
Scenario II - Remote, -50% Rate	2.69%
Scenario III - Possible, Increase Balance (R$)	R$ (393)
Scenario III - Possible, 25% Rate	6.72%
Scenario IV - Remote, Increase Balance (R$)	R$ (787)
Scenario IV - Remote, 50% Rate	8.06%
USD [Member] | Helmir, net [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (4,687)
Consolidated Balance, Notional/Position	R$ (937)
Consolidated, Rate	5.00%
Scenario I - Probable, Balance (R$)	R$ (347)
Scenario I - Probable, Rate	5.37%
Scenario I - Probable, Decrease Balance (R$)	R$ 1,258
Scenario I - Probable, -25% Rate	4.03%
Scenario II - Remote, Decrease Balance (R$)	R$ 2,517
Scenario II - Remote, -50% Rate	2.69%
Scenario III - Possible, Increase Balance (R$)	R$ (1,258)
Scenario III - Possible, 25% Rate	6.72%
Scenario IV - Remote, Increase Balance (R$)	R$ (2,517)
Scenario IV - Remote, 50% Rate	8.06%
Soybean bags [Member] | Araucária IV [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 4,466
Consolidated Balance, Notional/Position	R$ 33,128
Consolidated, Rate	153.73%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	153.73%
Scenario I - Probable, Decrease Balance (R$)	R$ (1,117)
Scenario I - Probable, -25% Rate	115.30%
Scenario II - Remote, Decrease Balance (R$)	R$ (2,233)
Scenario II - Remote, -50% Rate	76.86%
Scenario III - Possible, Increase Balance (R$)	R$ 1,117
Scenario III - Possible, 25% Rate	192.16%
Scenario IV - Remote, Increase Balance (R$)	R$ 2,233
Scenario IV - Remote, 50% Rate	230.59%
Soybean bags [Member] | Araucária V [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 42,848
Consolidated Balance, Notional/Position	R$ 325,000
Consolidated, Rate	150.81%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	150.81%
Scenario I - Probable, Decrease Balance (R$)	R$ (10,712)
Scenario I - Probable, -25% Rate	113.11%
Scenario II - Remote, Decrease Balance (R$)	R$ (21,424)
Scenario II - Remote, -50% Rate	75.41%
Scenario III - Possible, Increase Balance (R$)	R$ 10,712
Scenario III - Possible, 25% Rate	188.52%
Scenario IV - Remote, Increase Balance (R$)	R$ 21,424
Scenario IV - Remote, 50% Rate	226.22%
Soybean bags [Member] | Jatobá II [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 146,953
Consolidated Balance, Notional/Position	R$ 1,123,286
Consolidated, Rate	156.73%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	156.73%
Scenario I - Probable, Decrease Balance (R$)	R$ (36,738)
Scenario I - Probable, -25% Rate	117.55%
Scenario II - Remote, Decrease Balance (R$)	R$ (73,477)
Scenario II - Remote, -50% Rate	78.36%
Scenario III - Possible, Increase Balance (R$)	R$ 36,738
Scenario III - Possible, 25% Rate	195.91%
Scenario IV - Remote, Increase Balance (R$)	R$ 73,477
Scenario IV - Remote, 50% Rate	235.09%
Soybean bags [Member] | Jatobá III [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 55,911
Consolidated Balance, Notional/Position	R$ 429,066
Consolidated, Rate	162.11%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	162.11%
Scenario I - Probable, Decrease Balance (R$)	R$ (13,978)
Scenario I - Probable, -25% Rate	121.58%
Scenario II - Remote, Decrease Balance (R$)	R$ (27,956)
Scenario II - Remote, -50% Rate	81.05%
Scenario III - Possible, Increase Balance (R$)	R$ 13,978
Scenario III - Possible, 25% Rate	202.63%
Scenario IV - Remote, Increase Balance (R$)	R$ 27,956
Scenario IV - Remote, 50% Rate	243.16%
Soybean bags [Member] | Jatobá IV [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 19,088
Consolidated Balance, Notional/Position	R$ 146,000
Consolidated, Rate	160.59%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	160.59%
Scenario I - Probable, Decrease Balance (R$)	R$ (4,772)
Scenario I - Probable, -25% Rate	120.44%
Scenario II - Remote, Decrease Balance (R$)	R$ (9,544)
Scenario II - Remote, -50% Rate	80.29%
Scenario III - Possible, Increase Balance (R$)	R$ 4,772
Scenario III - Possible, 25% Rate	200.73%
Scenario IV - Remote, Increase Balance (R$)	R$ 9,544
Scenario IV - Remote, 50% Rate	240.88%
Soybean bags [Member] | Jatobá V [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 40,887
Consolidated Balance, Notional/Position	R$ 317,340
Consolidated, Rate	161.16%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	161.16%
Scenario I - Probable, Decrease Balance (R$)	R$ (10,222)
Scenario I - Probable, -25% Rate	120.87%
Scenario II - Remote, Decrease Balance (R$)	R$ (20,444)
Scenario II - Remote, -50% Rate	80.58%
Scenario III - Possible, Increase Balance (R$)	R$ 10,222
Scenario III - Possible, 25% Rate	201.45%
Scenario IV - Remote, Increase Balance (R$)	R$ 20,444
Scenario IV - Remote, 50% Rate	241.74%
Soybean bags [Member] | Jatobá VI [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 38,442
Consolidated Balance, Notional/Position	R$ 300,048
Consolidated, Rate	173.62%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	173.62%
Scenario I - Probable, Decrease Balance (R$)	R$ (9,611)
Scenario I - Probable, -25% Rate	130.21%
Scenario II - Remote, Decrease Balance (R$)	R$ (19,221)
Scenario II - Remote, -50% Rate	86.81%
Scenario III - Possible, Increase Balance (R$)	R$ 9,611
Scenario III - Possible, 25% Rate	217.02%
Scenario IV - Remote, Increase Balance (R$)	R$ 19,221
Scenario IV - Remote, 50% Rate	260.43%
Soybean bags [Member] | Alto Taquari I [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 2,972
Consolidated Balance, Notional/Position	R$ 22,656
Consolidated, Rate	141.66%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	141.66%
Scenario I - Probable, Decrease Balance (R$)	R$ (743)
Scenario I - Probable, -25% Rate	106.24%
Scenario II - Remote, Decrease Balance (R$)	R$ (1,486)
Scenario II - Remote, -50% Rate	70.83%
Scenario III - Possible, Increase Balance (R$)	R$ 743
Scenario III - Possible, 25% Rate	177.07%
Scenario IV - Remote, Increase Balance (R$)	R$ 1,486
Scenario IV - Remote, 50% Rate	212.49%
Soybean bags [Member] | Alto Taquari II [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 3,780
Consolidated Balance, Notional/Position	R$ 28,600
Consolidated, Rate	144.74%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	144.74%
Scenario I - Probable, Decrease Balance (R$)	R$ (945)
Scenario I - Probable, -25% Rate	108.56%
Scenario II - Remote, Decrease Balance (R$)	R$ (1,890)
Scenario II - Remote, -50% Rate	72.37%
Scenario III - Possible, Increase Balance (R$)	R$ 945
Scenario III - Possible, 25% Rate	180.93%
Scenario IV - Remote, Increase Balance (R$)	R$ 1,890
Scenario IV - Remote, 50% Rate	217.11%
Soybean bags [Member] | Alto Taquari III [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 11,459
Consolidated Balance, Notional/Position	R$ 86,478
Consolidated, Rate	158.24%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	158.24%
Scenario I - Probable, Decrease Balance (R$)	R$ (2,865)
Scenario I - Probable, -25% Rate	118.68%
Scenario II - Remote, Decrease Balance (R$)	R$ (5,730)
Scenario II - Remote, -50% Rate	79.12%
Scenario III - Possible, Increase Balance (R$)	R$ 2,865
Scenario III - Possible, 25% Rate	197.80%
Scenario IV - Remote, Increase Balance (R$)	R$ 5,730
Scenario IV - Remote, 50% Rate	237.37%
Soybean bags [Member] | Serra Grande Farm [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (14,632)
Consolidated Balance, Notional/Position	R$ 108,000
Consolidated, Rate	146.64%
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate	146.64%
Scenario I - Probable, Decrease Balance (R$)	R$ 3,658
Scenario I - Probable, -25% Rate	109.98%
Scenario II - Remote, Decrease Balance (R$)	R$ 7,316
Scenario II - Remote, -50% Rate	73.32%
Scenario III - Possible, Increase Balance (R$)	R$ (3,658)
Scenario III - Possible, 25% Rate	183.30%
Scenario IV - Remote, Increase Balance (R$)	R$ (7,316)
Scenario IV - Remote, 50% Rate	219.96%
Grains [Member] | Derivative operations [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (34,674)
Consolidated Balance, Notional/Position	R$ (849,566)
Consolidated, Rate
Scenario I - Probable, Balance (R$)	R$ (34,673)
Scenario I - Probable, Rate
Scenario I - Probable, Decrease Balance (R$)	R$ 58,377
Scenario I - Probable, -25% Rate
Scenario II - Remote, Decrease Balance (R$)	R$ 125,842
Scenario II - Remote, -50% Rate
Scenario III - Possible, Increase Balance (R$)	R$ (34,891)
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (72,253)
Scenario IV - Remote, 50% Rate
Cattle (@) [Member] | Derivative operations [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)
Consolidated Balance, Notional/Position	R$ (4,950)
Consolidated, Rate
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate
Scenario I - Probable, Decrease Balance (R$)	R$ 394
Scenario I - Probable, -25% Rate
Scenario II - Remote, Decrease Balance (R$)	R$ 787
Scenario II - Remote, -50% Rate
Scenario III - Possible, Increase Balance (R$)	R$ (394)
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (787)
Scenario IV - Remote, 50% Rate
Cotton (lbs) [Member] | Derivative operations [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (2,770)
Consolidated Balance, Notional/Position	R$ (3,591,000)
Consolidated, Rate
Scenario I - Probable, Balance (R$)	R$ (2,769)
Scenario I - Probable, Rate
Scenario I - Probable, Decrease Balance (R$)	R$ 3,196
Scenario I - Probable, -25% Rate
Scenario II - Remote, Decrease Balance (R$)	R$ 6,248
Scenario II - Remote, -50% Rate
Scenario III - Possible, Increase Balance (R$)	R$ (3,565)
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (7,130)
Scenario IV - Remote, 50% Rate
Ethanol (M3) [Member] | Derivative operations [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)
Consolidated Balance, Notional/Position	R$ (900)
Consolidated, Rate
Scenario I - Probable, Balance (R$)
Scenario I - Probable, Rate
Scenario I - Probable, Decrease Balance (R$)	R$ 644
Scenario I - Probable, -25% Rate
Scenario II - Remote, Decrease Balance (R$)	R$ 1,287
Scenario II - Remote, -50% Rate
Scenario III - Possible, Increase Balance (R$)	R$ (644)
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (1,287)
Scenario IV - Remote, 50% Rate
Swap (BRL) [Member] | Derivative operations [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ (1,994)
Consolidated Balance, Notional/Position	R$ 34,482
Consolidated, Rate
Scenario I - Probable, Balance (R$)	R$ (1,994)
Scenario I - Probable, Rate
Scenario I - Probable, Decrease Balance (R$)	R$ 376
Scenario I - Probable, -25% Rate
Scenario II - Remote, Decrease Balance (R$)	R$ 699
Scenario II - Remote, -50% Rate
Scenario III - Possible, Increase Balance (R$)	R$ (419)
Scenario III - Possible, 25% Rate
Scenario IV - Remote, Increase Balance (R$)	R$ (866)
Scenario IV - Remote, 50% Rate
SELIC [Member] | Margin - LFT Socopa and XP [Member]
Financial risk management (Details) - Schedule of possible scenarios of loans and receivables [Line Items]
Consolidated Balance, (R$)	R$ 8,844
Consolidated Balance, Notional/Position
Consolidated, Rate	4.15%
Scenario I - Probable, Balance (R$)	R$ (241)
Scenario I - Probable, Rate	6.87%
Scenario I - Probable, Decrease Balance (R$)	R$ (152)
Scenario I - Probable, -25% Rate	5.15%
Scenario II - Remote, Decrease Balance (R$)	R$ (304)
Scenario II - Remote, -50% Rate	3.44%
Scenario III - Possible, Increase Balance (R$)	R$ 152
Scenario III - Possible, 25% Rate	8.59%
Scenario IV - Remote, Increase Balance (R$)	R$ 304
Scenario IV - Remote, 50% Rate	10.31%

[1]	SOURCE Risks: Bloomberg
[2]	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.
[3]	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.